QUARTERLY FINANCIAL INFORMATION (Unaudited) (Details 2) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Accounting Changes and Error Corrections
Income from continuing operations	$ 56.5	$ 81.3	$ 64.7	$ 71.9	$ 69.8	$ 60.9	$ 50.2	$ 66.4	$ 274.4	$ 247.3	$ 241.7
Net income	$ 57.0	$ 81.7	$ 63.7	$ 71.9	$ 70.6	$ 60.2	$ 48.3	$ 66.0	$ 274.3	$ 245.1	$ 213.2
Net income (loss) per common share:
Continuing operations	$ 0.62	$ 0.89	$ 0.71	$ 0.79	$ 0.76	$ 0.65	$ 0.53	$ 0.69	$ 3.01	$ 2.64	$ 2.46
Discontinued operations	0.01		(0.01)		0.01		(0.02)			(0.03)	(0.29)
Net income per common share	0.63	0.89	0.70	0.79	0.77	0.65	0.51	0.69	3.01	2.61	2.17
Net income (loss) per common share, assuming dilution:
Continuing operations	0.61	0.87	0.69	0.78	0.75	0.64	0.52	0.68	2.95	2.58	2.41
Discontinued operations	0.01	0.01	(0.01)		0.01	(0.01)	(0.02)	(0.01)		(0.02)	(0.28)
Net income per common share, assuming dilution	$ 0.62	$ 0.88	$ 0.68	$ 0.78	$ 0.76	$ 0.63	$ 0.50	$ 0.67	$ 2.95	$ 2.56	$ 2.13
As Previously Reported
Accounting Changes and Error Corrections
Income from continuing operations			$ 64.3	$ 71.6	$ 70.1	$ 65.0	$ 44.4	$ 71.6		$ 251.1	$ 244.3
Net income			$ 63.3	$ 71.6	$ 70.9	$ 64.3	$ 42.5	$ 71.2		$ 248.9	$ 215.8
Net income (loss) per common share:
Continuing operations			$ 0.70	$ 0.79	$ 0.77	$ 0.70	$ 0.47	$ 0.74		$ 2.68	$ 2.48
Discontinued operations					0.01	(0.01)	(0.02)			(0.03)	(0.29)
Net income per common share			0.69	0.79	0.78	0.69	0.45	0.74		2.65	2.19
Net income (loss) per common share, assuming dilution:
Continuing operations			0.69	0.77	0.75	0.68	0.46	0.73		2.62	2.44
Discontinued operations					0.01		(0.02)			(0.02)	(0.28)
Net income per common share, assuming dilution			$ 0.68	$ 0.77	$ 0.76	$ 0.68	$ 0.44	$ 0.73		$ 2.60	$ 2.16
Adjustments
Accounting Changes and Error Corrections
Income from continuing operations			$ 0.4	$ 0.3	$ (0.3)	$ (4.1)	$ 5.8	$ (5.2)		$ (3.8)	$ (2.6)
Net income			$ 0.4	$ 0.3	$ (0.3)	$ (4.1)	$ 5.8	$ (5.2)		$ (3.8)	$ (2.6)
Net income (loss) per common share:
Continuing operations			$ 0.01		$ (0.01)	$ (0.05)	$ 0.06	$ (0.05)		$ (0.04)	$ (0.02)
Discontinued operations						0.01
Net income per common share			$ 0.01		$ (0.01)	(0.04)	0.06	(0.05)		(0.04)	(0.02)
Net income (loss) per common share, assuming dilution:
Continuing operations				$ 0.01		(0.04)	0.06	(0.05)		(0.04)	(0.03)
Discontinued operations						(0.01)		(0.01)
Net income per common share, assuming dilution				$ 0.01		$ (0.05)	$ 0.06	$ (0.06)		$ (0.04)	$ (0.03)